Registration Nos. 2-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 219	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 147	☒

(Check appropriate box or boxes)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

888 Boylston Street, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2822

Russell Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street

Boston, Massachusetts 02199

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02119

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of April, 2018.

NATIXIS FUNDS TRUST II

By:	/s/ David L Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L Giunta
David L. Giunta	President, Chief Executive Officer and Trustee	April 20, 2018

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	April 20, 2018

Kevin P. Charleston*
Kevin P. Charleston	Trustee	April 20, 2018

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee, Chairperson of the Board	April 20, 2018

Edmond J. English*
Edmond J. English	Trustee	April 20, 2018

Richard A. Goglia*
Richard A. Goglia	Trustee	April 20, 2018

Wendell J. Knox*
Wendell J. Knox	Trustee	April 20, 2018

Martin T. Meehan*
Martin T. Meehan	Trustee	April 20, 2018

Maureen B. Mitchell *
Maureen B. Mitchell	Trustee	April 20, 2018

James P. Palermo*
James P. Palermo	Trustee	April 20, 2018

Erik R. Sirri*
Erik R. Sirri	Trustee	April 20, 2018

Peter J. Smail*
Peter J. Smail	Trustee	April 20, 2018

Cynthia L. Walker*
Cynthia L. Walker	Trustee	April 20, 2018

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1,2]
April 20, 2018

[1]	Powers of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, Richard A. Goglia, Wendell J. Knox, Martin T. Meehan, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is incorporated by reference to exhibit (p)(1) to PEA No. 211 to the Registration Statement filed on January 27, 2017.
[2]	Power of Attorney for Maureen Mitchell is incorporated by reference to exhibit (p)(2) to PEA No. 218 to the Registration Statement filed on March 29, 2018.

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase